SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	May 04, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Right-of-use asset, net	$ 50,901	$ 59,413	$ 62,126	$ 17,799
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Office lease	128,327	128,327		66,201
Less: accumulated amortization	(77,426)	(68,914)		(48,402)
Right-of-use asset, net	$ 50,901	$ 59,413		$ 17,799